Shareholder Report, Line Graph (Details) - USD ($)						7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended			19 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended		31 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended		43 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended		55 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended		67 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	79 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	91 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	103 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Oct. 31, 2015	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2016	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
Capital Income Builder® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class A (with sales charge)
Accumulated Value					$ 9,424						$ 9,683					$ 10,942					$ 10,596					$ 11,740					$ 11,204				$ 14,079				$ 12,753				$ 13,180				$ 16,370		$ 18,911
Capital Income Builder - Class C
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class C (with sales charge)
Accumulated Value					10,000						10,193					11,428					10,978					12,070					11,435				14,262				12,825				13,153				16,338		18,873
Capital Income Builder - Class T
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class T (with sales charge)
Accumulated Value		$ 9,751				$ 10,421						$ 10,112					$ 11,231					$ 10,747					$ 13,537					$ 12,294				$ 12,736				$ 15,859				$ 18,365
Capital Income Builder - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class F-1
Accumulated Value					10,000						10,267					11,593					11,216					12,419					11,847				14,881				13,472				13,913				17,270		19,936
Capital Income Builder- F2
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class F-2
Accumulated Value					10,000						10,293					11,654					11,305					12,552					12,006				15,121				13,728				14,217				17,698		20,487
Capital Income Builder-Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class F-3
Accumulated Value			$ 10,000				$ 11,023						$ 10,706					$ 11,897					$ 11,391					$ 14,364					$ 13,054				$ 13,533				$ 16,862				$ 19,542
Capital Income Builder - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class 529-A (with sales charge)
Accumulated Value					9,650						9,907					11,186					10,824					11,983					11,434				14,362				13,006				13,435				16,683		19,265
Capital Income Builder - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class 529-C (with sales charge)
Accumulated Value					10,000						10,186					11,415					10,962					12,046					11,408				14,330				12,977				13,405				16,646		19,222
Capital Income Builder- Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class 529-E
Accumulated Value					10,000						10,243					11,538					11,141					12,308					11,717				14,687				13,269				13,674				16,941		19,519
Capital Income Builder - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class 529-T (with sales charge)
Accumulated Value		9,751				10,417						10,104					11,215					10,724					13,501					12,256				12,692				15,798				18,285
Capital Income Builder - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class 529-F-1
Accumulated Value					10,000						10,288					11,643					11,291					12,530					11,983				15,080				13,678				14,152				17,599		20,355
Capital Income Builder - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class 529-F-2
Accumulated Value	$ 10,000									$ 12,597					$ 11,437					$ 11,846					$ 14,746					$ 17,072
Capital Income Builder - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class 529-F-3
Accumulated Value	10,000									12,600					11,444					11,857					14,768					17,104
Capital Income Builder - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class R-1
Accumulated Value					10,000						10,192					11,426					10,975					12,062					11,424				14,247				12,807				13,133				16,189		18,557
Capital Income Builder - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class R-2
Accumulated Value					10,000						10,192					11,425					10,976					12,064					11,425				14,248				12,808				13,134				16,190		18,557
Capital Income Builder - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class R-2E
Accumulated Value					10,000						10,228					11,501					11,080					12,215					11,601				14,511				13,082				13,454				16,631		19,119
Capital Income Builder - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class R-3
Accumulated Value					10,000						10,237					11,528					11,122					12,280					11,682				14,633				13,215				13,610				16,851		19,404
Capital Income Builder - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class R-4
Accumulated Value					10,000						10,268					11,598					11,224					12,430					11,861				14,903				13,497				13,943				17,316		19,995
Capital Income Builder - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class R-5E
Accumulated Value				$ 10,000				$ 10,382						$ 11,751					$ 11,394					$ 12,645					$ 12,090					$ 15,220				$ 13,813				$ 14,297				$ 17,791		$ 20,586
Capital Income Builder - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class R-5
Accumulated Value					10,000						10,298					11,667					11,326					12,579					12,040				15,173				13,783				14,285				17,791		20,610
Capital Income Builder - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name									Capital Income Builder — Class R-6
Accumulated Value					10,000						10,305					11,679					11,343					12,605					12,071				15,218				13,832				14,340				17,867		20,706
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index)
Accumulated Value	10,000	10,000	10,000	10,000	10,000	11,230	11,578	10,212		13,728	10,205	11,172	11,519	12,582	10,988	12,573	12,579	12,969	12,517	12,142	12,508	13,194	13,603	14,093	16,123	14,082	18,112	18,674	14,781	19,774	14,771	14,497	14,947	20,292	20,277	16,020	16,516	16,242	16,230	21,273	21,932	17,948	17,935	26,090	26,898	23,833	23,816	29,229	29,208
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,919	11,186	10,307		12,494	10,287	10,827	11,091	11,965	10,183	11,943	12,190	12,487	11,864	10,943	11,842	12,900	13,215	13,357	13,764	13,332	16,116	16,510	14,135	16,182	14,109	13,135	13,456	17,660	17,627	14,116	14,461	14,393	14,366	17,755	18,188	15,469	15,440	20,874	21,384	19,455	19,419	22,874	22,830
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,220	$ 10,314	$ 10,485		$ 9,952	$ 10,437	$ 10,010	$ 10,102	$ 10,580	$ 8,391	$ 10,531	$ 11,162	$ 11,265	$ 10,363	$ 8,421	$ 10,315	$ 11,853	$ 11,962	$ 11,555	$ 9,309	$ 11,502	$ 11,796	$ 11,904	$ 12,270	$ 9,883	$ 12,214	$ 9,946	$ 10,038	$ 12,212	$ 12,155	$ 9,982	$ 10,073	$ 10,297	$ 10,249	$ 11,034	$ 11,136	$ 10,333	$ 10,286	$ 11,714	$ 11,821	$ 11,423	$ 11,370	$ 12,127	$ 12,071